Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to the SEC’s pay versus performance (“PVP”) disclosure rules, the following Pay Versus Performance table (“PVP Table”) provides
SEC-required
information about compensation for 2024 for this Proxy Statement’s named executive officers, as well as compensation for 2023, 2022, 2021 and 2020 for our named executive officers from our 2024, 2023, 2022 and 2021 Proxy Statements, respectively (each of 2020, 2021, 2022, 2023 and 2024, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below, collectively, as the “PVP NEOs”. The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:

•	The information in columns (b) and (d) of the PVP Table comes directly from our Summary Compensation Tables for the relevant years, without adjustment; and

•
As required by the SEC’s PVP rules, we label the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts may not necessarily reflect “take home pay” or the final compensation that our PVP NEOs actually earned or walked away with for their service in the Covered Years. Instead, the SEC’s concept of CAP reflects a combination of realized pay and realizable or accrued pay. As a result, CAP amounts are calculated in a manner different than information that we have presented elsewhere in this Proxy Statement, especially with respect to the valuation of outstanding equity awards.

In recognition of the Company’s plan to consummate the
spin-off
of Curbline Properties and to sell a significant number of properties during the course of 2024, and the inability to forecast the timing and impact of these transactions on quantitative metrics, the Compensation Committee determined at the outset of 2024 that payouts under the 2024 annual incentive compensation program would be based entirely on the Committee’s qualitative assessment of executive performance. In light of the discretionary nature of our 2024 annual incentive compensation program, pursuant to the SEC’s PVP rules we have determined that relative TSR, which was used in the determination of performance under PRSUs outstanding during 2024 (“PRSU Relative TSR”), should be designated as the “Company-Selected Measure” to be included in the far right column of the PVP Table below because we believe it is the most important financial measure that demonstrates how we sought to link executive pay to performance for 2024.
Pay Versus Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON

YEAR	SUMMARY COMPENSATION TABLE (“SCT”) TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(1)(2)	AVERAGE SCT TOTAL FOR NON-PEO PVP NEOS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO PVP NEOS ($)(1)(2)	TOTAL SHAREHOLDER RETURN ($)(3)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(4)	NET INCOME ($)(5)	PRSU RELATIVE TSR (%)(6)

2024	7,934,301	16,089,694	1,596,314	2,185,760	117.09	136.97	531,824	0.0

2023	6,740,650	3,657,129	2,405,897	2,049,666	112.35	117.03	265,703	22.8

2022	6,799,485	5,305,017	1,500,884	1,309,320	106.88	104.46	168,719	67.3

2021	6,910,219	24,547,349	1,625,444	2,093,387	119.39	119.43	124,935	55.7

2020	8,555,564	8,722,586	1,602,380	1,161,027	73.98	72.36	35,721	61.7

(1)
David R. Lukes was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For 2024, our non-PEO
PVP NEOs
(“Non-PEO
NEOs”) were Gerald R. Morgan, Conor M. Fennerty, John M. Cattonar, Aaron M. Kitlowski and Christa A. Vesy. For each of 2023, 2022 and 2021, our
Non-PEO
NEOs were Conor M. Fennerty, John M. Cattonar and Christa A. Vesy. For 2020, our
Non-PEO
NEOs were Conor M. Fennerty, Christa A. Vesy and Michael A. Makinen (Mr. Makinen was our former Chief Operating Officer whose employment with us ended in December 2020).

(2)
For 2024, in determining both the CAP for our PEO and the average CAP for our
Non-PEO
PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

ITEM AND VALUE ADDED (DEDUCTED)	2024 ($)

For David R. Lukes:

- Summary Compensation Table “Stock Awards” column value	(5,527,064)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	0

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	0

+/- Change in fair value (from prior year- end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	9,175,271

+ Fair value as of vesting date of equity awards granted and vested in Covered Year	4,389,517

+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	117,668

TOTAL ADDED (DEDUCTED)	8,155,393

For Non-PEO Named Executive Officers (Average):

- Summary Compensation Table “Stock Awards” column value	(839,021)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	254,728

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	47,428

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	666,689

+ Fair value as of vesting date of equity awards granted and vested in Covered Year	483,625

- Prior year-end fair value of prior-year equity awards forfeited in Covered Year	(50,166)

+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	26,164

TOTAL ADDED (DEDUCTED)	589,447

Please note that while similar adjustment information was provided in our 2024 proxy statement for Covered Year 2023 and in our 2023 proxy statement for Covered Years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the PVP Table for 2024 or the relationships disclosures provided below.

(3)
For each Covered Year, our absolute TSR was calculated based on the percentage change in value of our common shares, par value $0.10 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing share price on the NYSE on December 31, 2019 through and including the last day of the Covered Year (each one-year,
two-year,
three-year, four-year and five-year period, a “Measurement Period”), assuming dividends paid on common shares during the year (including the distribution of Curbline Properties shares at the time of the spin-off)
were deemed reinvested in additional common shares, plus (ii) the difference between our closing share price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered
Year-end
values of such investment as of the end of 2024, 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this PVP disclosure, our peer group is the FTSE NAREIT Equity Shopping Centers Index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

(5)	In thousands. These net income results were calculated in accordance with U.S. GAAP.

(6)
For purposes of this PVP disclosure, our Company Selected Measure is PRSU Relative TSR, which is calculated for each Covered Year as the percentile rank of the total shareholder return of the Company measured for the full Covered Year as compared to the total shareholder returns of the same peer companies used with respect to the 2024 PRSU awards. For these purposes, as required by the terms of the PRSU awards, dividends paid on common shares during the year (including the distribution of shares of Curbline Properties common stock at the time of the spin-off)
were deemed reinvested in additional common shares. If instead of reinvesting the value of the distributed shares of Curbline Properties common stock into additional Company common shares on October 1, 2024, an investor were to have held the distributed shares of Curbline Properties common stock until December 31, 2024, the PRSU Relative TSR for 2024 would have been 32.8%. See “Compensation Discussion and Analysis—2024 Compensation Program—Retention-Based and Performance-Based Equity Grants and Results” for more information on the applicable peer companies and how these PRSU-related calculations operate.

Company Selected Measure Name	PRSU Relative TSR
Named Executive Officers, Footnote
(1)
David R. Lukes was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For 2024, our non-PEO
PVP NEOs
(“Non-PEO
NEOs”) were Gerald R. Morgan, Conor M. Fennerty, John M. Cattonar, Aaron M. Kitlowski and Christa A. Vesy. For each of 2023, 2022 and 2021, our
Non-PEO
NEOs were Conor M. Fennerty, John M. Cattonar and Christa A. Vesy. For 2020, our
Non-PEO
NEOs were Conor M. Fennerty, Christa A. Vesy and Michael A. Makinen (Mr. Makinen was our former Chief Operating Officer whose employment with us ended in December 2020).

Peer Group Issuers, Footnote	For purposes of this PVP disclosure, our peer group is the FTSE NAREIT Equity Shopping Centers Index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 7,934,301	$ 6,740,650	$ 6,799,485	$ 6,910,219	$ 8,555,564
PEO Actually Paid Compensation Amount	$ 16,089,694	3,657,129	5,305,017	24,547,349	8,722,586
Adjustment To PEO Compensation, Footnote
(2)
For 2024, in determining both the CAP for our PEO and the average CAP for our
Non-PEO
PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

ITEM AND VALUE ADDED (DEDUCTED)	2024 ($)

For David R. Lukes:

- Summary Compensation Table “Stock Awards” column value	(5,527,064)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	0

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	0

+/- Change in fair value (from prior year- end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	9,175,271

+ Fair value as of vesting date of equity awards granted and vested in Covered Year	4,389,517

+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	117,668

TOTAL ADDED (DEDUCTED)	8,155,393

For Non-PEO Named Executive Officers (Average):

- Summary Compensation Table “Stock Awards” column value	(839,021)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	254,728

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	47,428

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	666,689

+ Fair value as of vesting date of equity awards granted and vested in Covered Year	483,625

- Prior year-end fair value of prior-year equity awards forfeited in Covered Year	(50,166)

+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	26,164

TOTAL ADDED (DEDUCTED)	589,447

Non-PEO NEO Average Total Compensation Amount	$ 1,596,314	2,405,897	1,500,884	1,625,444	1,602,380
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,185,760	2,049,666	1,309,320	2,093,387	1,161,027
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2024, in determining both the CAP for our PEO and the average CAP for our
Non-PEO
PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

ITEM AND VALUE ADDED (DEDUCTED)	2024 ($)

For David R. Lukes:

- Summary Compensation Table “Stock Awards” column value	(5,527,064)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	0

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	0

+/- Change in fair value (from prior year- end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	9,175,271

+ Fair value as of vesting date of equity awards granted and vested in Covered Year	4,389,517

+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	117,668

TOTAL ADDED (DEDUCTED)	8,155,393

For Non-PEO Named Executive Officers (Average):

- Summary Compensation Table “Stock Awards” column value	(839,021)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	254,728

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	47,428

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	666,689

+ Fair value as of vesting date of equity awards granted and vested in Covered Year	483,625

- Prior year-end fair value of prior-year equity awards forfeited in Covered Year	(50,166)

+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	26,164

TOTAL ADDED (DEDUCTED)	589,447

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
2024 Tabular List
The following Tabular List provides what we believe was the most important financial performance measure we used to link compensation for our PEO and
Non-PEO
NEOs for 2024 to our performance for 2024:

TABULAR LIST

PERFORMANCE MEASURE	PERFORMANCE MEASURE TYPE

PRSU Relative TSR	Financial

Total Shareholder Return Amount	$ 117.09	112.35	106.88	119.39	73.98
Peer Group Total Shareholder Return Amount	136.97	117.03	104.46	119.43	72.36
Net Income (Loss)	$ 531,824,000	$ 265,703,000	$ 168,719,000	$ 124,935,000	$ 35,721,000
Company Selected Measure Amount	0	22.8	67.3	55.7	61.7
PEO Name	David R. Lukes	David R. Lukes	David R. Lukes	David R. Lukes	David R. Lukes
Measure:: 1
Pay vs Performance Disclosure
Name	PRSU Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,155,393
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,527,064)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,175,271
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,389,517
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,668
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,447
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(839,021)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,728
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,428
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,689
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,625
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,166)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,164